Other financial assets - Restrictions (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Other financial assets
Restricted funds	$ 39	$ 39
ISA
Other financial assets
Restricted funds	13	13
Interligacao Eletrica Norte e Nordeste
Other financial assets
Restricted funds	$ 12	$ 12